Accounts Receivable - Summary of Accounts Receivable (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Trade accounts receivable		$ 1,403	$ 1,798
Allowance for doubtful accounts			(465)
Accounts receivable-net	$ 3,152	$ 1,403	$ 1,333